Earnings per share (Details 1) - shares		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Weighted average number of ordinary shares basic
Issued fully paid ordinary shares at April 01		53,530,787	53,530,787	53,530,787
Effect of shares issued on exercise of stock options		11,683
Effect of partly paid shares (Note 1)	[1]	96,875,000	90,967,466	87,500,000
Weighted average number of equity shares and equivalent shares outstanding		150,417,470	144,498,253	141,030,787

[1]	During the year ended March 31, 2011, 125,000,000 ordinary shares were issued to the existing promoter group on a private placement basis. As of March 31, 2018, these shares were partly paid up to the extent of ₹ 7.75 (March 31, 2017 : ₹ 7.75) per share. Refer note 15.